UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     August 8, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     90

Form13F Information Table Value Total:     $144,906 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

						FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
International Business Machine  Common	459200101	6150	35848	SH		SOLE		22916		12932
Exxon Mobil Corp.               Common	30231G102       6084	74766	SH		SOLE		51318		23448
McDonalds Corp.                 Common	580135101	4674	55434	SH		SOLE		34484		20950
Accenture                       Common	G1151C101       4141	68539	SH		SOLE		43389		25150
Walt Disney Co.                 Common	254687106	4128	105730	SH		SOLE		69130		36600
Ross Stores                     Common	778296103	3895	48610	SH		SOLE		32835		15775
I T T Corporation New           Common	450911102	3441	58385	SH		SOLE		39910		18475
Republic Services Inc           Common	760759100	3393	109980	SH		SOLE		77755		32225
Praxair                         Common	74005P104       3311	30547	SH		SOLE		20582		9965
Blackrock Inc.                  Common	09247X101       3311	17260	SH		SOLE		11380		5880
General Electric                Common	369604103	3283	174055	SH		SOLE		100389		73666
AMGEN                           Common	031162100	3267	55982	SH		SOLE		39827		16155
Canadian Natural Resources      Common	136385101	3171	75755	SH		SOLE		51950		23805
Barrick Gold Corp               Common	067901108	3150	69560	SH		SOLE		45535		24025
INTEL                           Common	458140100	2975	134250	SH		SOLE		99900		34350
Corning Inc.                    Common	219350105	2940	161960	SH		SOLE		109010		52950
Occidental Petroleum Corp.      Common	674599105	2934	28202	SH		SOLE		17023		11179
Johnson & Johnson               Common	478160104	2670	40143	SH		SOLE		21772		18371
Automatic Data Processing       Common	053015103	2541	48229	SH		SOLE		34459		13770
Procter & Gamble                Common	742718109	2470	38858	SH		SOLE		27733		11125
Abbott Labs                     Common	002824100	2459	46726	SH		SOLE		29195		17531
Thermo Fisher Scientific        Common	883556102	2450	38055	SH		SOLE		28430		9625
Medtronic Inc                   Common	585055106	2445	63463	SH		SOLE		45513		17950
Novartis                        Common	66987V109       2421	39610	SH		SOLE		29010		10600
Merck & Co Inc                  Common	589331107	2341	66329	SH		SOLE		45379		20950
Greif Inc Cl A                  Class A	397624107	2307	35475	SH		SOLE		22225		13250
Microsoft Corp.                 Common	594918104	2303	88587	SH		SOLE		71402		17185
Clorox Company                  Common	189054109	2283	33855	SH		SOLE		24030		9825
Alerian MLP ETF                 Common	00162Q866       2220	138375	SH		SOLE		102300		36075
3M Co.                          Common	88579Y101       2175	22936	SH		SOLE		17391		5545
Coca-Cola                       Common	191216100	2166	32185	SH		SOLE		22570		9615
Aecom Technology Corp           Common	00766T100       2072	75800	SH		SOLE		52675		23125
Stryker Corp                    Common	863667101	2019	34400	SH		SOLE		23825		10575
Flowserve Corp                  Common	34354P105       1959	17825	SH		SOLE		11635		6190
Western Union Company           Common	959802109	1762	87975	SH		SOLE		55200		32775
Berkshire Hathaway Cl B         Class B	084670207	1755	22675	SH		SOLE		13900		8775
Mastercard                      Common	57636Q104       1739	5770	SH		SOLE		4925		845
Ishares Msci Grmny Idx          Common	464286806	1714	63725	SH		SOLE		49775		13950
Royal Dutch                     Common	780259206	1680	23625	SH		SOLE		19925		3700
Cisco Systems                   Common	17275R102       1664	106629	SH		SOLE		72075		34554
AT&T Corp.                      Common	00206R102       1531	48755	SH		SOLE		35165		13590
JP Morgan Chase & Co            Common	46625H100       1441	35195	SH		SOLE		29120		6075
Apple Inc.                      Common	037833100	1413	4210	SH		SOLE		2835		1375
General Dynamics Corp.          Common	369550108	1096	14710	SH		SOLE		8025		6685
Hewlett Packard                 Common	428236103	1095	30085	SH		SOLE		17060		13025
Apache                          Common	037411105	1088	8815	SH		SOLE		6125		2690
Ishares MSCI Canada             Common	464286509	1068	33730	SH		SOLE		25370		8360
Sysco Corp                      Common	871829107	1061	34035	SH		SOLE		16710		17325
Ishares MSCI Singapore          Common	464286673	1056	76900	SH		SOLE		57000		19900
Pfizer Inc.                     Common	717081103	1002	48633	SH		SOLE		27097		21536
Total SA                        Common	89151E109	941	16275	SH		SOLE		12600		3675
iShares Barclays 1-3 Yr Treasu  Common	464287457	910	10800	SH		SOLE		8500		2300
Colgate Palmolive               Common	194162103	892	10210	SH		SOLE		6060		4150
Diamond Offshore Drilling       Common	25271C102       868	12325	SH		SOLE		8125		4200
American Express Co.            Common	025816109	866	16747	SH		SOLE		6174		10573
ConocoPhillips                  Common	20825C104       754	10034	SH		SOLE		6532		3502
VF Corp                         Common	918204108	724	6673	SH		SOLE		4974		1699
NextEra Energy                  Common	65339F101       723	12580	SH		SOLE		10800		1780
Illinois Tool Works Inc         Common	452308109	692	12244	SH		SOLE		8664		3580
Philip Morris Intl Inc          Common	718172109	679	10175	SH		SOLE		8125		2050
Chevron Corp.                   Common	166764100	657	6390	SH		SOLE		5795		595
Duke Energy                     Common	26441C105       584	31003	SH		SOLE		24075		6928
Wal Mart Stores Inc.            Common	931142103	576	10832	SH		SOLE		7700		3132
Petroleo Brasileiro Adrf        Common	71654V408       565	16675	SH		SOLE		12925		3750
Park Electrochemical            Common	700416209	544	19450	SH		SOLE		13450		6000
General Mills Inc               Common	370334104	533	14318	SH		SOLE		13018		1300
Vanguard Short Term Bond ETF    Common	921937827	510	6300	SH		SOLE		6300		0
Deere & Co                      Common	244199105	480	5825	SH		SOLE		5675		150
Ishares Tr Lehman Tips          Common	464287176	435	3932	SH		SOLE		2034		1898
Bristol Myers                   Common	110122108	429	14804	SH		SOLE		11504		3300
Walgreens                       Common	931422109	419	9867	SH		SOLE		7767		2100
SPDR Gold Shares                Common	78463V107       418	2862	SH		SOLE		1475		1387
Magellan Midstream Partners LP  Common	559080106	385	6439	SH		SOLE		5717		722
Kroger Company                  Common	501044101	379	15300	SH		SOLE		12100		3200
Emerson Electric                Common	291011104	377	6710	SH		SOLE		5310		1400
Transocean Inc New              Common	G90073100       328	5079	SH		SOLE		4179		900
United Tehnologies Corp         Common	913017109	328	3710	SH		SOLE		3500		210
Suncor Energy                   Common	867229106	321	8200	SH		SOLE		4200		4000
Discovery Communications Inc S  Class S	25470F104       313	7650	SH		SOLE		6350		1300
Genl Amern Investors Co         Common	368802104	277	9884	SH		SOLE		9884		0
S P D R TRUST Unit SR           Common	78462F103       266	2015	SH		SOLE		2015		0
Kimberly-Clark                  Common	494368103	250	3750	SH		SOLE		2350		1400
Ishares MSCI Brazil Index       Common	464286400	242	3300	SH		SOLE		1800		1500
PepsiCo Inc.                    Common	713448108	234	3317	SH		SOLE		3042		275
United Parcel Service Inc Cl B  Class B	911312106	233	3200	SH		SOLE		2900		300
iShares IBOXX Inv Grade Bond    Common	464287242	220	2000	SH		SOLE		0		2000
Vanguard Int Term Bond ETF      Common	921937819	218	2600	SH		SOLE		2600		0
Noble Energy                    Common	655044105	218	2429	SH		SOLE		1229		1200
E.I. DuPont                     Common	263534109	203	3765	SH		SOLE		2965		800
Oracle Corp.                    Common	68389X105       201	6115	SH		SOLE		3090		3025